Related Party Transactions (FY) (Details) - USD ($) $ in Thousands		3 Months Ended			7 Months Ended	9 Months Ended		12 Months Ended		28 Months Ended
	Mar. 16, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Mar. 31, 2023	Jun. 16, 2021
Related Party Transaction [Line Items]
Accounts receivable, net		$ 7,907	$ 11,158		$ 17,438	$ 7,907		$ 11,158	$ 17,438	$ 7,907
Related Party
Related Party Transaction [Line Items]
Interest rate											5.00%
Interest rate if defaulted		10.00%				10.00%				10.00%
Accounts receivable, net		$ 400	700			$ 400		700		$ 400
Investment income, interest		100		$ 100		100	$ 100	100
Related Party | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Accounts receivable, net		300	400			300		400		300
Related Party | Other Assets
Related Party Transaction [Line Items]
Accounts receivable, net	$ 1,100	100	300		1,100	100		300	1,100	100
Silver Spike Sponsor
Related Party Transaction [Line Items]
Term	12 months
Interest rate	5.00%
Interest rate if defaulted	10.00%
Silver Spike Sponsor | Silver Spike
Related Party Transaction [Line Items]
Transaction expenses											$ 1,100	$ 1,100
Silver Spike Holdings
Related Party Transaction [Line Items]
Legal fees			400
Sublease Agreement
Related Party Transaction [Line Items]
Income on the sublease					69
Sublease income, net								700	400
Sublease Agreement | Related Party
Related Party Transaction [Line Items]
Income on the sublease										$ 69
Sublease income, net		$ 200		$ 200		$ 500	$ 500
Sublease Agreement | Related Party | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Rents receivable			$ 700					$ 700
Sublease Agreement | Related Party | Accounts Receivable
Related Party Transaction [Line Items]
Rents receivable					$ 100				$ 100